INCOME TAXES (Schedule of Income Tax Payable) (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Income tax payable	$ 2,510,847	$ 3,067,757
Dongsheng Guarantee [Member]
Income tax payable	2,083,683	1,621,710
Jinshang Leasing [Member]
Income tax payable	427,164	1,446,042
Jinchen Agriculture [Member]
Income tax payable		$ 5